Goodwill And Other Intangible Assets - Schedule of Estimated Annual Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 14,644
2023	14,481
2024	13,668
2025	13,638
2026	13,532
Thereafter	193,064
Finite-Lived intangible assets, Net Carrying Value	$ 263,027	$ 251,782